Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right of Use Assets and Liabilities

A summary of the Company’s right-of-use assets and liabilities is as follows:

	Successor	Predecessor
	For the Nine	For the Nine
	Months Ended	Months Ended
	September 30,	September 30,
	2023	2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating activities	$74,405	$67,567

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$-	$-

Weighted Average Remaining Lease Term
Operating leases	0.34 Years	1.34 Years

Weighted Average Discount Rate
Operating leases	6.5%	6.5%

A summary of the Company’s right-of-use assets and liabilities is as follows:

	Successor	Predecessor
	December 31, 2022	December 12, 2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating activities	$4,786	$86,100

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$-	$-

Weighted Average Remaining Lease Term
Operating leases	1.08 Years	1.08 Years

Weighted Average Discount Rate
Operating leases	6.5%	6.5%

Schedule of Future Minimum Payments Under Lease	Future minimum payments under these operating lease agreements are as follows:
Amount

October 1, 2023 to December 31, 2023	$34,822
Less: amount representing imputed interest	(472)
Total	$34,349
Future minimum payments under these operating lease agreements are as follows:
Amount

Future minimum payments	$112,916
Less: amount representing imputed interest	(4,160)
Total	$108,756